Share-Based Compensation - share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 139,801	$ 21,426	¥ 38,992	¥ 124,022
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	14,856	2,277	6,860	7,942
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	120,699	18,498	28,773	109,956
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 4,246	$ 651	¥ 3,359	¥ 6,124